Share Capital - Earnings Per Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Net earnings (loss)	$ (1,370)	$ 1,457
Effect of dividends declared on preferred shares in the year	(35)	(35)
Net earnings (loss) – basic	(1,405)	1,422
Dilutive effect of accounting for stock options(1)	(15)	(13)
Net earnings (loss) – diluted	$ (1,420)	$ 1,409
Weighted average number of common shares outstanding, basic	1,005.1	1,005.1
Weighted average common shares outstanding – diluted	1,005.1	1,006.1
Earnings (loss) per share – basic ($/share)	$ (1.40)	$ 1.41
Earnings (loss) per share – diluted ($/share)	$ (1.41)	$ 1.40
Stock-based compensation expense, cash-settled	$ (9)	$ (10)
Stock-based compensation expense, equity settled	$ (6)	$ (3)
Dilutive effect of share options (in options)	0.0	1.0
Stock Option Plan
Earnings per share [abstract]
Dilutive effect of share options on number of ordinary shares	18.0	13.0